================================================================================

                         =============================
                                  HOTCHKIS AND

                                  WILEY FUNDS
                         =============================
                      Equity Fund For Insurance Companies

                               SEMI-ANNUAL REPORT
           ---------------------------------------------------------
                               December 31, 1997

                        800 West 6th Street, Fifth Floor
                             Los Angeles, CA 90017
                                 (213) 362-8888

                     Investment Advisor: HOTCHKIS AND WILEY

================================================================================

    HOTCHKIS
    AND WILEY  Equity Fund for Insurance Companies

    ------------------------------------------------------------------------

DEAR SHAREHOLDER:
The Equity Fund for Insurance Company's total return for the six months ended December 31, 1997 was 13.7% compared to the S&P 500 Index return of 10.7%. There was a dramatic rotation in market leadership away from the narrow set of stocks that had been driving performance over the past 2 1/2 years. Announcements by such companies as Coca-Cola, Microsoft and Gillette tempered Wall Street's enthusiasm for earnings growth expectations, prompting this rotation. In addition, concerns over the mounting Asian debt crisis caused investors to become increasingly defensive. The portfolio was well positioned to benefit from this breakdown of the market's mega-cap momentum run. Many of the areas of the market where we have identified valuation opportunities rebounded strongly as the market focused on the underlying intrinsic value of companies. Our returns came primarily from the finance, utilities, and consumer durables sectors of the market. Basic material companies were a slight negative during the six months, as they initially rose on strong profit announcements and then sold off on worries of overseas revenue exposure.

Utilities was the best performing sector of the equity market and the Fund during this period. Some of this gain was driven by a strong rally in the U.S. Treasury market as the 30 year bond closed the year with a yield of only 5.92% -- a full 1.24% below the yearly high in April. In addition to the interest rate move, utility stocks were supported by favorable resolution on deregulatory and stranded cost issues, moves toward consolidation, and investors' desire for stocks that are both isolated from the international turmoil and offer strong valuation characteristics.

The Fund remains most heavily weighted in the financial, utility and basic industry sectors of the market. We continue to find attractive opportunities within the electric utility group, and expect the recent outperformance of these stocks should continue. Similarly, the basic industry group appears cheap, particularly following the group's recent decline, as it bears the brunt of the Asian turmoil.

We believe the Fund is well situated to take advantage of an unsettled, richly valued market. We are paying less for earnings (13.9x vs. 20.7x) and receiving more in dividends (2.9% vs. 1.7%) than the average of companies in the S&P 500 Index. These key portfolio characteristics help control risk in a volatile market and provide a platform for outperformance as investors refocus on fundamental value. We continue to manage the portfolio by strict adherence to our investment disciplines, which emphasize these lower risk characteristics.

Gail Bardin
Managing Director, Hotchkis and Wiley
Portfolio Manager

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 1997
(Unaudited)

COMMON STOCKS--98.6%                                            SHARES        VALUE
-------------------------------------------------------------------------------------
AEROSPACE--2.6%
     Northrop Grumman Corporation...........................     5,600    $   644,000
     Raytheon Company - Class A.............................       720         35,505
     Rockwell International Corporation.....................     6,000        313,500
                                                                          -----------
                                                                              993,005
                                                                          -----------
APPAREL & TEXTILES--0.9%
     Russell Corporation....................................    12,200        324,063
                                                                          -----------
AUTO-RELATED--1.5%
     Dana Corporation.......................................    11,000        522,500
     Meritor Automotive, Inc................................     2,000         42,125
                                                                          -----------
                                                                              564,625
                                                                          -----------
AUTOS & TRUCKS--5.0%
     Ford Motor Company.....................................    24,500      1,192,844
     General Motors Corporation.............................    11,300        685,062
                                                                          -----------
                                                                            1,877,906
                                                                          -----------
BANKS--7.5%
     First Chicago NBD Corporation..........................    10,000        835,000
     First Union Corporation................................    13,970        715,962
     Fleet Financial Group, Inc.............................     5,800        434,638
     KeyCorp................................................     6,100        431,956
     NationsBank Corporation................................     6,400        389,200
                                                                          -----------
                                                                            2,806,756
                                                                          -----------
BEVERAGES--0.8%
     Anheuser-Busch Companies, Inc..........................     7,000        308,000
                                                                          -----------
BUILDING & FOREST PRODUCTS--2.4%
     Georgia-Pacific Corporation............................     3,700        224,775
     Georgia-Pacific Corporation (Timber Group)(+)..........     3,700         83,944
     Weyerhaeuser Company...................................    11,700        574,031
                                                                          -----------
                                                                              882,750
                                                                          -----------
BUILDING MATERIALS--0.2%
     Hanson PLC ADR.........................................     3,875         89,367
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1997
(Unaudited)

                                                               SHARES        VALUE
                                                               ------        -----
CHEMICALS--3.9%
     The Dow Chemical Company...............................     5,600    $   568,400
     duPont (E.I.) de Nemours & Company.....................     6,000        360,375
     Eastman Chemical Company...............................     8,100        482,456
     Millennium Chemicals, Inc..............................     2,214         52,167
                                                                          -----------
                                                                            1,463,398
                                                                          -----------
CONGLOMERATES--0.9%
     Tenneco, Inc...........................................     8,800        347,600
                                                                          -----------
CONSUMER PRODUCTS--1.0%
     Tupperware Corporation.................................    13,600        379,100
                                                                          -----------
DRUGS--1.0%
     American Home Products Corporation.....................     4,800        367,200
                                                                          -----------
ENGINEERING & CONSTRUCTION--0.9%
     Harsco Corporation.....................................     7,400        319,125
                                                                          -----------
FINANCIAL SERVICES--5.5%
     Beneficial Corporation.................................     7,300        606,812
     Household International, Inc...........................     6,100        778,131
     Transamerica Corporation...............................     3,300        351,450
     Washington Mutual, Inc.................................     5,130        327,358
                                                                          -----------
                                                                            2,063,751
                                                                          -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--2.1%
     Whirlpool Corporation..................................    14,000        770,000
                                                                          -----------
INSURANCE--5.6%
     American General Corporation...........................     6,087        329,078
     Aon Corporation........................................     6,900        404,512
     Lincoln National Corporation...........................     5,200        406,250
     Safeco Corporation.....................................     9,700        472,875
     St. Paul Companies, Inc................................     4,700        385,694
     TIG Holdings, Inc......................................     2,600         86,288
                                                                          -----------
                                                                            2,084,697
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1997
(Unaudited)

                                                               SHARES        VALUE
                                                               ------        -----
LEISURE/TOYS--1.1%
     Fortune Brands, Inc....................................    11,000    $   407,688
                                                                          -----------
MACHINERY--3.0%
     Deere & Company........................................     8,600        501,487
     New Holland N.V........................................    23,000        608,063
                                                                          -----------
                                                                            1,109,550
                                                                          -----------
MEDICAL PRODUCTS & SUPPLIES--1.0%
     Baxter International, Inc..............................     7,200        363,150
                                                                          -----------
METALS & MINING--2.6%
     Aluminum Company of America............................     8,300        584,112
     Reynolds Metals Company................................     6,600        396,000
                                                                          -----------
                                                                              980,112
                                                                          -----------
NATURAL GAS--1.6%
     Eastern Enterprises....................................    13,600        612,000
                                                                          -----------
OIL--DOMESTIC--7.7%
     Atlantic Richfield Company.............................     4,400        352,550
     Occidental Petroleum Corporation.......................    33,700        987,831
     Phillips Petroleum Company.............................    14,900        724,513
     USX-Marathon Group, Inc................................    13,900        469,125
     Ultramar Diamond Shamrock Corporation..................    11,000        350,625
                                                                          -----------
                                                                            2,884,644
                                                                          -----------
OIL--INTERNATIONAL--1.1%
     British Petroleum PLC ADR..............................     4,250        338,672
     Chevron Corporation....................................     1,000         77,000
                                                                          -----------
                                                                              415,672
                                                                          -----------
PAPER--1.9%
     International Paper Company............................    11,600        500,250
     Union Camp Corporation.................................     4,200        225,488
                                                                          -----------
                                                                              725,738
                                                                          -----------
PHOTOGRAPHY & OPTICAL--1.0%
     Eastman Kodak Company..................................     6,000        364,875
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1997
(Unaudited)

                                                               SHARES        VALUE
                                                               ------        -----
POLLUTION CONTROL--2.2%
     Browning-Ferris Industries, Inc........................     8,572    $   317,164
     Waste Management, Inc..................................    19,000        522,500
                                                                          -----------
                                                                              839,664
                                                                          -----------
RAILROADS--1.0%
     Norfolk Southern Corporation...........................    12,000        369,750
                                                                          -----------
RETAIL--5.0%
     Intimate Brands, Inc...................................     9,700        233,406
     J.C. Penney Company, Inc...............................     9,300        560,906
     May Department Stores Company..........................    11,800        621,713
     Sears, Roebuck & Company...............................    10,300        466,075
                                                                          -----------
                                                                            1,882,100
                                                                          -----------
SAVINGS & LOANS--4.3%
     Fannie Mae.............................................     8,000        456,500
     H.F. Ahmanson & Company................................    17,500      1,171,406
                                                                          -----------
                                                                            1,627,906
                                                                          -----------
STEEL--1.4%
     USX-U.S. Steel Group, Inc..............................    17,000        531,250
                                                                          -----------
TELECOMMUNICATIONS--0.9%
     Harris Corporation.....................................     7,000        321,125
                                                                          -----------
TOBACCO--3.2%
     Gallaher Group PLC ADR.................................     8,400        179,550
     Philip Morris Companies, Inc...........................    22,600      1,024,063
                                                                          -----------
                                                                            1,203,613
                                                                          -----------
TRUCKING--0.7%
     Ryder System, Inc......................................     8,000        262,000
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1997
(Unaudited)

                                                               SHARES        VALUE
                                                               ------        -----
UTILITY--ELECTRIC--8.1%
     CMS Energy Corporation.................................    12,000    $   528,750
     Central & South West Corporation.......................     7,000        189,437
     DTE Energy Company.....................................     4,000        138,750
     Edison International...................................     6,000        163,125
     Energy Group PLC ADR...................................     3,875        172,922
     Illinova Corporation...................................    23,000        619,563
     New York State Electric & Gas Corporation..............     5,000        177,500
     PECO Energy Company....................................    11,300        274,025
     PacifiCorp.............................................     7,600        207,575
     Public Service Enterprises Group, Inc..................    11,000        348,563
     SCANA Corporation......................................     7,200        215,550
                                                                          -----------
                                                                            3,035,760
                                                                          -----------
UTILITY--TELEPHONE--9.0%
     AT&T Corporation.......................................    22,200      1,359,750
     Alltel Corporation.....................................    13,600        558,450
     Bell Atlantic Corporation..............................     5,990        545,090
     SBC Communications, Inc................................     8,045        589,296
     US West Communications Group...........................     7,000        315,875
                                                                          -----------
                                                                            3,368,461
                                                                          -----------
     Total common stocks (cost $24,599,527).................               36,946,408
                                                                          -----------

                                                              PRINCIPAL
VARIABLE RATE DEMAND NOTES#--1.3%                             AMOUNT
--------------------------------------------------------------------------------------
     Pitney Bowes, Inc., 5.3276%............................  $475,371         475,371
                                                                           -----------
     Total variable rate demand notes (cost $475,371).......                   475,371
                                                                           -----------
Total investments--99.9% (cost $25,074,898).................                37,421,772
Other assets in excess of liabilities--0.1%.................                    30,548
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $37,452,320
                                                                           ===========

---------------

  # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.

(+) Non-income producing security.

    ADR -- American Depository Receipts.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 1997

ASSETS:
     Investments, at value (cost $25,074,898)...............   $37,421,772
     Dividends and interest receivable......................        89,906
     Prepaid expenses.......................................           691
                                                               -----------
          Total assets......................................    37,512,369
                                                               -----------
LIABILITIES:
     Payable to Advisor.....................................        17,753
     Payable for investments purchased......................        29,842
     Accrued expenses and other liabilities.................        12,454
                                                               -----------
          Total liabilities.................................        60,049
                                                               -----------
          Net assets........................................   $37,452,320
                                                               ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................   $24,884,485
     Undistributed net investment loss......................        (1,724)
     Undistributed net realized gains on investments........       222,685
     Net unrealized appreciation on investments.............    12,346,874
                                                               -----------
          Net assets........................................   $37,452,320
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................     2,173,090
     Net asset value per share (offering and redemption
      price)................................................   $     17.23
                                                               ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended December 31, 1997

INVESTMENT INCOME
  Income *
     Dividends..............................................  $  494,218
     Interest...............................................      12,283
                                                              ----------
          Total income......................................     506,501
                                                              ----------
  Expenses
     Advisory fee...........................................      92,858
     Legal and auditing fees................................       5,880
     Custodian fees and expenses............................       3,140
     Accounting fee.........................................       7,610
     Administration fee.....................................       2,105
     Trustees' fees and expenses............................       1,420
     Reports to shareholders................................       5,655
     Other expenses.........................................       1,350
                                                              ----------
          Total expenses....................................     120,018
     Less, expense reimbursement............................     (27,160)
                                                              ----------
          Net expenses......................................      92,858
                                                              ----------
  Net investment income.....................................     413,643
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on securities transactions...........     697,092
     Net change in unrealized appreciation of securities....   3,397,733
                                                              ----------
          Net gain on investments...........................   4,094,825
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $4,508,468
                                                              ==========
---------------
* Net of Foreign Taxes withheld.............................  $    2,676
                                                              ==========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                              DECEMBER 31, 1997    JUNE 30, 1997
                                                              -----------------    -------------
                                                                 (UNAUDITED)
OPERATIONS:
     Net investment income..................................     $   413,643        $   761,065
     Net realized gain on securities transactions...........         697,092          2,210,721
     Net change in unrealized appreciation of securities....       3,397,733          4,166,465
                                                                 -----------        -----------
          Net increase in net assets resulting from
            operations......................................       4,508,468          7,138,251
                                                                 -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................        (420,959)          (766,577)
     Net realized gain on securities transactions...........      (2,201,788)          (922,992)
                                                                 -----------        -----------
          Total dividends and distributions.................      (2,622,747)        (1,689,569)
                                                                 -----------        -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................               0          1,201,572
     Shares issued in connection with payment of dividends
       and distributions....................................       2,622,747          1,689,569
     Cost of shares redeemed................................         (15,000)           (30,000)
                                                                 -----------        -----------
          Net increase in net assets from Fund share
            transactions....................................       2,607,747          2,861,141
                                                                 -----------        -----------
Total Increase in Net Assets................................       4,493,468          8,309,823
NET ASSETS:
     Beginning of period....................................      32,958,852         24,649,029
                                                                 -----------        -----------
     End of period*.........................................     $37,452,320        $32,958,852
                                                                 ===========        ===========
*Including undistributed net investment income (loss) of:...     $    (1,724)       $     5,592
                                                                 ===========        ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................               0             81,632
     Shares issued in connection with payment of
       dividends............................................         154,575            116,057
     Shares redeemed........................................            (869)            (2,141)
                                                                 -----------        -----------
          Net increase......................................         153,706            195,548
                                                                 ===========        ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1997

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In addition to the Fund, the Trust also offers the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, the Total Return Bond Fund, the Mid-Cap Fund, and the Global Equity Fund (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
December 31, 1997

           distribute net investment company taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets,
           (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of the average daily net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the advisory fee. For the six months ended December 31, 1997, the Advisor paid $27,160 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1997 were $2,726,174 and $1,836,765, respectively. There were no purchases or sales of long-term U.S. Government securities.

               At December 31, 1997 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $12,346,874, of which $12,568,170 related to appreciated securities and $221,296 related to depreciated securities. At December 31, 1997, the cost of investments for book and federal income tax purposes was $25,074,898.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                              SIX MONTHS                                                                       JANUARY 29, 1993+
                                 ENDED          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED          THROUGH
                           DECEMBER 31, 1997   JUNE 30, 1997   JUNE 30, 1996   JUNE 30, 1995   JUNE 30, 1994     JUNE 30, 1993
                           -----------------   -------------   -------------   -------------   -------------   ------------------
                              (UNAUDITED)
Net Asset Value, Beginning
  of Period...............      $16.32            $13.51          $11.53          $ 9.89          $10.31             $10.00
                                ------            ------          ------          ------          ------             ------
  Income from Investment
    Operations:
    Net investment
      income..............        0.20              0.39            0.34            0.41            0.40               0.16
    Net realized and
      unrealized gain
      (loss) on
      investments.........        2.00              3.30            2.26            1.59           (0.24)              0.30
                                ------            ------          ------          ------          ------             ------
    Total from investment
      operations..........        2.20              3.69            2.60            2.00            0.16               0.46
                                ------            ------          ------          ------          ------             ------
  Less Distributions:
    Dividends (from net
      investment
      income).............       (0.21)            (0.40)          (0.40)          (0.34)          (0.38)             (0.15)
    Distributions (from
      realized gains).....       (1.08)            (0.48)          (0.22)          (0.02)          (0.20)             (0.00)
                                ------            ------          ------          ------          ------             ------
    Total distributions...       (1.29)            (0.88)          (0.62)          (0.36)          (0.58)             (0.15)
                                ------            ------          ------          ------          ------             ------
Net Asset Value, End of
  Period..................      $17.23            $16.32          $13.51          $11.53          $ 9.89             $10.31
                                ======            ======          ======          ======          ======             ======
Total Return..............       13.66%##          28.20%          22.93%          20.62%           1.38%             11.45%#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions)..............       $37.5             $33.0           $24.6           $17.4           $10.5               $7.1
Ratio of expenses to
  average net assets:
    Before expense
      reimbursement.......        0.67%#            0.75%           0.76%           1.05%           1.20%              1.45%#
    After expense
      reimbursement.......        0.52%#            0.53%           0.54%           0.58%           0.60%              0.60%#
Ratio of net investment
  income to average net
  assets:
    Before expense
      reimbursement.......        2.15%#            2.50%           2.78%           3.58%           3.32%              2.81%#
    After expense
      reimbursement.......        2.30%#            2.72%           3.00%           4.03%           3.91%              3.66%#
Portfolio turnover........           5%               22%             21%             29%             26%                 2%
Average commission rate
  per share...............     $0.0466           $0.0458             N/A           N/A             N/A                N/A

---------------
 + Commencement of operations.
 # Annualized.
## Not Annualized.
See Notes to Financial Statements.

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